SCHEDULE OF NOTES PAYABLE (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal balance	$ 450,000	$ 4,400,000	$ 3,300,000
Accrued interest	16,055	787,996	406,110
Unamortized debt discount		(942,914)	(1,084,703)
Net debt balance	$ 466,055	4,245,082	2,621,407
2015 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		100,000	100,000
Accrued interest		28,671	23,658
Unamortized debt discount
Net debt balance		128,671	123,658
2018 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		3,500,000	3,200,000
Accrued interest		727,905	382,452
Unamortized debt discount		(783,124)	(1,084,703)
Net debt balance		3,444,781	$ 2,497,749
2020 Promissory Notes [Member]
Short-term Debt [Line Items]
Principal balance		100,000
Accrued interest		1,694
Unamortized debt discount
Net debt balance		101,694
2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Principal balance		700,000
Accrued interest		29,726
Unamortized debt discount		(159,790)
Net debt balance		$ 569,936